Research and development costs	12 Months Ended
Dec. 31, 2021
Research and Development costs
Research and Development Costs

13. Research and development costs

Research and development costs amount to € 42,220,000 for the year ended December 31, 2021 (2020: € 38,135,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.